Variable Annuity Updating Summary Prospectus	May 1, 2023

American Family Variable
Annuity Contract
Flexible Premium Variable Annuity
issued by
American Family Life Insurance Company
through the
American Family Variable Account II
administered by
Kansas City Life Insurance Company
The Prospectus for the American Family Variable Annuity Contract (the “Contract”) contains more information about the Contract, including its features, benefits, and risks.  You can find the current prospectus and other information about the Contract online at vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=amf&fid=NRVA01723. You can also obtain this information at no cost by sending an email request to statecompliance@kclife.com or by contacting Us at:
American Family Life Insurance Company
Administrative Service Center
P.O. Box 219409
Kansas City, Missouri 64121-9409
Telephone: 1-877-781-3520
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission (“SEC”) Has Not Approved or Disapproved the Contract or Determined That This Updating Summary Prospectus Is Accurate or Complete. Any Representation to the Contrary Is a Criminal Offense.

Glossary
For your convenience, We are providing a glossary of the special terms We use in this prospectus.
Accumulation Period
The period of time beginning on the Annuity Contract Date and ending on the earlier of:
•	the Annuity Commencement Date; or
•	the date this Contract terminates.
Accumulation Value
The amount during the Accumulation Period calculated as:
•	the Variable Account Accumulation Value; plus
•	the Fixed Account Accumulation Value.
Administrative Service Center
An office to which the Owner should direct all inquiries and correspondence regarding the Contract, including items such as Beneficiary changes and requests for surrender, partial surrenders and transfers. The address of the Administrative Service Center is P.O. Box 219409, Kansas City, Missouri 64121-9409. The telephone number of the Administrative Service Center is 1-877-781-3520.
American Family, We, Us, Our
American Family Life Insurance Company.
Annuitant
The person named as the proposed Annuitant on the Application or named as the Joint Annuitant, whose life determines the benefits payable.
Annuity Commencement Date
The date, unless later changed, on which We base the beginning date of the income payments.
Annuity Contract Date
The date shown on the Contract schedule that determines each:
•	Contract year;
•	Contract anniversary; and
•	Contract month.
Application
The form completed by the proposed Annuitant(s) and/or proposed Owner when applying for coverage under the Contract. This includes any amendments or endorsements or supplemental applications.
Beneficiary
The person selected to receive the Death Benefit if an Owner dies before the Annuity Commencement Date or upon the death of the Annuitant.
Fixed Account
An account in which the Accumulation Value accrues interest at no less than the guaranteed minimum rate. The Fixed Account is part of Our General Account.
Fixed Account Accumulation Value
The amount under the Annuity Contract in the Fixed Account.
Fund
An open-end diversified management investment company or unit investment trust in whose Portfolio a Subaccount invests.
General Account
All Our assets other than those allocated to the Variable Account or any other separate account. We have complete ownership and control of the assets of the General Account.
Owner (you, your)
The person named in the Application as the Owner, unless later changed according to the conditions and provisions of this Contract.
SEC
The Securities and Exchange Commission, a United States government agency.
Surrender Charge
The contingent deferred sales charge is an amount subtracted from the Accumulation Value during the first nine years after each premium payment date upon surrender or partial surrender of the Contract.
Variable Account
American Family Variable Account II.
Variable Account Accumulation Value
The amount under the Contract in the Variable Account.

Updated Information About Your Contract
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since your Prospectus dated May 1, 2022.  This may not reflect all of the changes that have occurred since you entered into your Contract.
There have been no changes to your Contract since the last Updating Summary Prospectus you received.

Important Information You Should Consider About the Contract

FEES AND EXPENSES
Charges for Early Withdrawals
If you surrender or partially surrender (withdraw money from) your Contract during the first nine Contract years, a Surrender Charge of up to 8% will be deducted.  In the tenth Contract year and after, there is no Surrender Charge. You will also pay a partial surrender processing fee of 2% of the amount withdrawn, up to $25, for each partial surrender.
For example, if you purchased a Contract and were to partially surrender (withdraw) $100,000 during the surrender charge period, you would be assessed a maximum charge of $8,000 on the amount surrendered.
Reference Prospectus “Fees and Charges – Surrender Charge”

Transaction Charges
In addition to Surrender Charges, you may be charged for other transactions such as when you complete more than 12 transfers during a Contract year.
Reference Prospectus “Transfers Between Investment Options”

Ongoing Fees and Expenses (Annual Charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract	1.19% [1]	1.19% [1]
	Investment options (Portfolio Company fees and expenses)	0.15% [2]	0.85% [2]
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges that substantially increase costs.

	Lowest Annual Cost: $1,563	Highest Annual Cost: $2,318
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Portfolio Company fees and expenses
• No optional benefits
• No sales charges
• No additional purchase payments, transfers, or withdrawals

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of Portfolio Company fees and expenses
• No optional benefits
• No sales charges
• No additional purchase payments, transfers, or withdrawals

Reference Prospectus “Fee Table”, “Fees and Charges”, and “Appendix A: Portfolio Companies Available Under the Contract”

1 We calculate the Base Contract fee by dividing the total amount we receive from the annual contract fee, mortality and expense risk charge, and asset-based administrative charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.
2 As a percentage of Portfolio assets.

RISKS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal. Reference Prospectus “Principal Risks of Investing in the Contract – Investment Risk”
Not a Short-Term Investment
This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
Surrender Charges apply for up to nine Contract years and will reduce the value of your Contract if surrenders are made during that time.
The tax deferral benefit is more beneficial to investors with a long time horizon.
Reference Prospectus “Principal Risks of Investing in the Contract – Surrender and Partial Surrender (withdrawal) Risks”

Risks Associated with Investment Options
Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of each of the Subaccounts. The Subaccounts and the Fixed Account each have their own unique risks. You should review all of the investment options before making an investment decision.
Reference Prospectus “Principal Risks of Investing in the Contract – Investment Risk”

Insurance Company Risks
Any obligations, guarantees, and benefits of the contract, including the Fixed Account investment option, are subject to the claims-paying ability of American Family Life Insurance Company.  If American Family experiences financial distress, it may not be able to meet its obligations to you. More information about the financial condition of American Family Life Insurance Company is available upon request by contacting Our Administrative Service Center.
Reference Prospectus “The Fixed Account”

RESTRICTIONS
Investments
The first 12 transfers during each Contract year are free.  We will assess a transfer processing fee of $25 for each additional transfer during such Contract year.
We reserve the right to remove or substitute Portfolio Companies as investment options.
Reference Prospectus “Transfers Between Investment Options” and “The Portfolios – Portfolio Management Fees and Charges”

Optional Benefits	This Contract does not offer optional benefits for purchase.
TAXES
Tax Implications
Earnings on your contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½. The tax advantages provided by a variable annuity are already available with tax-qualified plans, including IRAs and Roth IRAs. You should purchase the Contract within a tax-qualified plan only for reasons other than tax deferral. We encourage you to consult your own tax adviser before making a purchase of the Contract.
Reference Prospectus “Federal Tax Matters”

CONFLICTS OF INTEREST
Investment Professional Compensation
Commissions are paid to broker-dealers for the sale of Contracts. In addition, we may pay an asset-based commission or other amounts in certain circumstances. All or some of the payments received from Funds under distribution plans pursuant to Rule 12b-1 may be passed on to selling firms. This conflict of interest may influence your investment professional to recommend this Contract over another investment.
Reference Prospectus “Other Information – Distribution of the Contracts” and “The Portfolios – Portfolio Management Fees and Charges”

CONFLICTS OF INTEREST
Exchanges
Some broker-dealers may have a financial incentive to offer a new contract in place of your existing Contract. You should replace (exchange) your existing Contract only when you determine that the new contract is better for you, after comparing the features, fees, and risks of both contracts.
Reference Prospectus “Other Information – Replacement of Contracts”

Appendix A: Portfolio Companies Available Under the Contract
The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at pex.broadridge.com/funds.asp?cid=amfamily. You can also request this information at no cost by calling 1-877-781-3520 or by sending an email request to statecompliance@kclife.com.
The current expenses and performance information below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Investment Objective	Portfolio Adviser/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio – Service Class 2 Fidelity Management & Research Company	0.85%	-26.49%	8.39%	11.15%
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®).	Fidelity® VIP Equity Income PortfolioSM – Service Class 2 Fidelity Management & Research Company	0.76%	-5.25%	7.88%	9.91%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio – Initial Class Fidelity Management & Research Company	0.24%	1.44%	1.08%	0.64%
Seeks high total return through a combination of current income and capital appreciation.	Fidelity® VIP Growth & Income Portfolio – Service Class 2 Fidelity Management & Research Company	0.77%	-5.17%	8.58%	11.30%
Seeks as high a level of current income as is consistent with preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio – Service Class Fidelity Management & Research Company	0.50%	-13.03%	0.54%	1.44%
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio – Initial Class Fidelity Management & Research Company	0.61%	-14.74%	5.95%	9.96%
Seeks to provide long-term capital appreciation.	Vanguard VIF Capital Growth Portfolio PRIMECAP Management Company	0.34%	-15.48%	8.57%	13.75%
Seeks to provide long-term capital appreciation.	Vanguard VIF International Portfolio Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc.	0.41%	-30.12%	4.45%	7.58%
Seeks to provide current income while maintaining liquidity and a stable net asset value of $1 per share.	Vanguard VIF Money Market Portfolio The Vanguard Group, Inc.	0.15%	1.51%	1.25%	0.81%
Seeks to provide long-term capital appreciation.	Vanguard VIF Small Company Growth Portfolio ArrowMark Colorado Holdings, LLC and The Vanguard Group, Inc.	0.29%	-25.35%	4.53%	10.06%

The Prospectus and Statement of Additional Information (SAI), both dated May 1, 2023, have been filed with the SEC and are incorporated by reference into this Updating Summary Prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the Prospectus, the SAI, and other information about Us and the Contract. Information about Us and the Contract (including the Prospectus and SAI) may be obtained, upon payment of a duplicating fee, by electronic request at the email address maintained by the SEC (publicinfo@sec.go
Investment Company Act of 1940 Registration File No. 811-10121
Contract Identifier C000018178

All your protection under one roof*
American Family Life Insurance Company
Administrative Service Center – Kansas City, MO 64111
The American Family Variable Annuity is issued by American Family Life Insurance Company and distributed by Sunset Financial Services, Inc.
3520 Broadway, Kansas City, MO 64111
1-800-821-5529
© 2013